PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	May 15, 2025	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net		$ 5,278,882	$ 7,770,457
Property held for sale		1,878,107	0
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net		52,709	52,709
Property held for sale		0
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net		0	$ 1,910,156
Property held for sale		$ 1,878,107
Subsequent events [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of property	$ 2,500,000
Subsequent events [Member] | Purchase and sale agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of property	$ 2,500,000